Organization, Basis of Presentation and Management's Plans (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended
	Aug. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 04, 2013 Share Exchange Agreement with L2 MDC [Member]
Share Exchange Agreement [Line Items]
Percentage of outstanding shares transferred								100.00%
Amount of shares exchanged								7,646,780
Percentage of L2 MDC's shares issued and outstanding								93.50%
Convertible note conversion, shares issued								686,725
Conversion of note payable, warrants issued								87,500
Net loss		$ 1,635,680	$ 704,270	$ 3,080,291	$ 1,750,068	$ 2,703,742	$ 2,103,889
Total proceeds raised through venture capital firms since inception				23,000,000		21,000,000
Proceeds from Convertible Debt	$ 1,750,000			$ 1,750,000	$ 750,000
Number of potentially antidilutive shares excluded from the EPS calculation		2,200,000	1,400,000	2,100,000	1,400,000	2,000,000	1,300,000